Notes to the consolidated balance sheet - Free share awards (Details)		6 Months Ended		12 Months Ended
	May 25, 2023	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 € / shares
Notes to the consolidated balance sheet
Share based payment expense | €		€ 2,000,000.0
Bonus Share Award Plans [Member]
Notes to the consolidated balance sheet
Outstanding, Beginning balance		790,600
Issued		300,000
Forfeited/ Lapsed		(11,500)
Outstanding, Ending balance		1,079,100		790,600
AGA 2021-1
Notes to the consolidated balance sheet
Stock price at grant date (in euros)				€ 11.30
Outstanding, Beginning balance		340,800
Outstanding, Ending balance		340,800		340,800
AGA 2021-bis
Notes to the consolidated balance sheet
Stock price at grant date (in euros)				€ 12.20
Outstanding, Beginning balance		76,800
Forfeited/ Lapsed		(4,000)
Outstanding, Ending balance		72,800		76,800
AGA 2022
Notes to the consolidated balance sheet
Stock price at grant date (in euros)				€ 4.18
Outstanding, Beginning balance		373,000
Forfeited/ Lapsed		(7,500)
Outstanding, Ending balance		365,500		373,000
AGA Plan 2023-1
Notes to the consolidated balance sheet
Stock price at grant date (in euros)				€ 2.60
Issued	300,000	300,000
Outstanding, Ending balance		300,000
Number of shares per AGA | shares		1
Fair value per AGA at grant date | €		€ 2.60
Vesting and holding period (year)		4 years
Share based payment expense | €			€ 1,600,000
PAGUP
Notes to the consolidated balance sheet
Issued		300,000
Outstanding, Ending balance		300,000
PAGUP 2023
Notes to the consolidated balance sheet
Stock price at grant date (in euros)				€ 2.60
Issued	300,000	300,000
Outstanding, Ending balance		300,000
Number of shares per AGA | shares		1
Fair value per AGA at grant date | €		€ 2.60
Vesting and holding period (year)		4 years
Period to become eligible for free allotment of shares	1 year